Schedule of Investments
As of February 28, 2026
Amana Income Fund
February 28, 2026
Part F
1
Continued on next page.
Common Stock - 92.1% Number of Shares Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
Nike, Class B 350,000 $ 21,763,000 1.0%
Automotive Retailers
Genuine Parts 382,000 45,557,320 2.0%
Home Products Stores
Home Depot 65,000 24,746,800 1.1%
92,067,120 4.1%
Consumer Staples
Packaged Food
Danone 260,000 22,342,585 1.0%
The Magnum Ice Cream Co BV
1
100,000 1,587,000 0.0%
2
23,929,585 1.0%
Personal Care Products
Colgate-Palmolive 450,000 44,613,000 2.0%
Kenvue 1,675,000 32,026,000 1.4%
Kimberly-Clark 300,000 33,432,000 1.5%
Unilever Plc 500,444 36,907,745 1.6%
146,978,745 6.5%
170,908,330 7.5%
Health Care
Large Pharma
AbbVie 155,000 35,972,400 1.6%
Eli Lilly 261,115 274,690,369 12.1%
Johnson & Johnson 165,000 40,990,950 1.8%
Merck & Co 140,000 17,334,800 0.8%
Novartis ADR 295,400 49,810,348 2.2%
418,798,867 18.5%
Medical Devices
Abbott Laboratories 350,000 40,722,500 1.8%
459,521,367 20.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 79,365,000 3.5%
Construction & Mining Machinery
Komatsu Ltd 550,000 26,406,975 1.2%
Courier Services
United Parcel Service, Class B 300,000 34,788,000 1.5%
Diversified Industrials
Illinois Tool Works 300,000 87,189,000 3.9%
Electrical Power Equipment
Eaton 110,000 41,351,200 1.8%
Industrial Wholesale & Rental
Ferguson Enterprises 200,000 52,152,000 2.3%
W.W. Grainger 80,000 91,578,400 4.1%
143,730,400 6.4%
Measurement Instruments
Rockwell Automation 300,000 122,235,000 5.4%

Schedule of Investments
As of February 28, 2026
Amana Income Fund
2
February 28, 2026
Part F
Common Stock - 92.1% Number of Shares Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Canadian National Railway 400,000 $ 44,876,000 2.0%
579,941,575 25.7%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 30,323,700 1.3%
Linde 130,000 66,050,400 2.9%
96,374,100 4.2%
Cement & Aggregates
CRH PLC 200,000 23,996,000 1.1%
120,370,100 5.3%
Technology
Communications Equipment
Cisco Systems 800,000 63,568,000 2.8%
Consumer Electronics
Nintendo 750,000 42,430,441 1.9%
Infrastructure Software
Microsoft 344,325 135,230,200 6.0%
Semiconductor Devices
Broadcom 300,000 95,865,000 4.2%
Texas Instruments 250,000 53,027,500 2.3%
148,892,500 6.5%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 723,345 270,950,570 12.0%
661,071,711 29.2%
Total investments (Cost $677,319,881) $2,083,880,203 92.1%
Other assets (net of liabilities) 178,927,958 7.9%
Total net assets $2,262,808,161 100.0%
1
Non-income producing
2
Less than 0.05%
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2026
Amana Growth Fund
February 28, 2026
Part F
3
Continued on next page.
Common Stock - 96.8% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 419,317,200 6.9%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 150,223,200 2.5%
Home Products Stores
Lowe's 400,000 105,828,000 1.7%
Specialty Apparel Stores
TJX Companies 1,150,000 185,909,000 3.0%
441,960,200 7.2%
Consumer Staples
Personal Care Products
Church & Dwight 1,171,300 122,822,518 2.0%
Health Care
Large Pharma
AbbVie 600,000 139,248,000 2.3%
AstraZeneca PLC 795,000 165,717,750 2.7%
Eli Lilly 290,135 305,219,118 5.0%
Novo Nordisk ADR 1,971,530 73,833,799 1.2%
684,018,667 11.2%
Medical Devices
Smith & Nephew 6,759,770 124,489,068 2.0%
Stryker 350,000 135,611,000 2.2%
260,100,068 4.2%
944,118,735 15.4%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 288,600,000 4.7%
Trane 395,920 183,041,735 3.0%
471,641,735 7.7%
Electrical Power Equipment
Eaton 70,000 26,314,400 0.4%
Schneider Electric SE 400,000 130,623,622 2.2%
156,938,022 2.6%
Fabricated Metal & Hardware
Prysmian S.P.A 1,160,000 139,615,843 2.3%
Measurement Instruments
Trimble
1
1,665,000 111,338,550 1.8%
Metalworking Machinery
Lincoln Electric Holdings 268,920 77,193,486 1.3%
Waste Management
Waste Management 265,000 63,822,600 1.0%
1,020,550,236 16.7%

Schedule of Investments
As of February 28, 2026
Amana Growth Fund
4
February 28, 2026
Part F
Common Stock - 96.8% Number of Shares Market Value
Percentage of
Net Assets
Technology
Communications Equipment
Apple 1,644,225 $ 434,371,360 7.1%
Cisco Systems 929,050 73,822,313 1.2%
Fujikura Ltd 1,100,000 187,875,994 3.1%
696,069,667 11.4%
Infrastructure Software
Microsoft 660,000 259,208,400 4.2%
Oracle 596,550 86,738,370 1.4%
ServiceNow
1
1,125,000 121,511,250 2.0%
467,458,020 7.6%
IT Services
Fujitsu Limited 4,700,000 104,803,561 1.7%
Semiconductor Devices
Advanced Micro Devices
1
400,000 80,084,000 1.3%
Broadcom 1,135,425 362,825,059 5.9%
Nvidia 2,100,000 372,099,000 6.1%
815,008,059 13.3%
Semiconductor Manufacturing
ASML Holding NY 305,435 443,051,793 7.3%
Taiwan Semiconductor ADR 1,196,781 448,290,227 7.3%
891,342,020 14.6%
2,974,681,327 48.6%
Total investments (Cost $2,109,716,202) $5,923,450,216 96.8%
Other assets (net of liabilities) 195,228,762 3.2%
Total net assets $6,118,678,978 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of February 28, 2026
Amana Developing World Fund
February 28, 2026
Part F
5
Continued on next page.
Common Stock - 94.4% Number of Shares Market Value
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 440,000 $ 4,901,608 2.5%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 120,000 2,552,400 1.3%
7,454,008 3.8%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 1,096,000 2,895,121 1.5%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 360,000 5,480,926 2.8%
Clicks Group 270,000 5,404,581 2.8%
10,885,507 5.6%
Personal Care Products
Dabur India 660,000 3,763,895 2.0%
Kimberly-Clark de Mexico, Class A 2,350,000 5,893,421 3.0%
Unicharm 350,000 2,395,557 1.2%
Unilever Plc 78,444 5,785,245 3.0%
17,838,118 9.2%
28,723,625 14.8%
Financials
Islamic Banking
Alinma Bank 500,000 3,713,881 1.9%
BIMB Holdings 1,476,100 936,771 0.5%
4,650,652 2.4%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,500,000 1,236,937 0.6%
5,887,589 3.0%
Health Care
Biotech
Samsung Biologics Co Ltd
1
1,200 1,480,541 0.8%
Health Care Facilities
Bangkok Dusit Medical Services NVDR 6,000,000 4,178,214 2.1%
IHH Healthcare 2,200,000 5,143,848 2.6%
KPJ Healthcare 4,825,992 3,627,727 1.9%
12,949,789 6.6%
14,430,330 7.4%
Industrials
Other Machinery & Equipment
WEG 700,000 6,786,306 3.5%
Rubber & Plastic
Hartalega Holdings 2,750,000 624,857 0.3%
7,411,163 3.8%
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 110,000 8,393,000 4.3%

Schedule of Investments
As of February 28, 2026
Amana Developing World Fund
6
February 28, 2026
Part F
Common Stock - 94.4% Number of Shares Market Value
Percentage of
Net Assets
Materials (continued)
Base Metals
Southern Copper 40,581 $ 8,858,832 4.5%
Cement & Aggregates
UltraTech Cement 40,000 5,577,080 2.9%
Iron
Rio Tinto ADR 75,000 7,450,500 3.8%
Metals & Ore
APL Apollo Tubes Ltd 220,000 5,409,832 2.8%
Precious Metals
Barrick Mining Corporation 210,000 10,655,400 5.5%
46,344,644 23.8%
Technology
Communications Equipment
Samsung Electronics 70,000 10,476,994 5.4%
Sercomm 1,250,000 3,291,190 1.7%
13,768,184 7.1%
Computer Hardware & Storage
Advantech 450,931 4,782,321 2.4%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 7,578,714 3.9%
Electronics Components
Delta Electronics 220,000 9,920,640 5.1%
IT Services
Infosys ADR 210,000 3,032,400 1.6%
Semiconductor Devices
Monolithic Power Systems 5,000 5,713,700 2.9%
Qualcomm 35,000 4,982,600 2.6%
10,696,300 5.5%
Semiconductor Manufacturing
ASML Holding NY 4,700 6,817,632 3.5%
Taiwan Semiconductor ADR 23,050 8,634,069 4.5%
15,451,701 8.0%
65,230,260 33.6%
Utilities
Power Generation
Manila Electric 478,500 5,292,306 2.7%
Total investments (Cost $120,071,635) $183,669,046 94.4%
Other assets (net of liabilities) 10,925,952 5.6%
Total net assets $194,594,998 100.0%
1
Non-income producing
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Consolidated Schedule of Investments
As of February 28, 2026
Amana Participation Fund
February 28, 2026
Part F
7
Continued on next page.
Corporate Sukuk - 79.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Axiata SPV2
1
4.357% due 03/24/2026 $ 357,000 $ 356,975 0.1%
Axiata SPV2
1
2.163% due 08/19/2030 6,000,000 5,519,726 1.8%
Saudi Telecom
1
3.890% due 05/13/2029 5,000,000 4,951,211 1.7%
10,827,912 3.6%
Consumer Staples
Almarai Sukuk
1
5.233% due 07/25/2033 7,380,000 7, 561 ,185 2.5%
Energy
SA Global
1
2.694% due 06/17/2031 7,500,000 6,895,050 2.3%
Financials
Aercap Sukuk Ltd
1
4.500% due 10/03/2029 8,500,000 8,434,325 2.8%
Ahli United Sukuk Ltd
1
3.875% due 06/17/2046 2,500,000 2,479,989 0.8%
Air Lease Corp Sukuk
1
5.850% due 04/01/2028 7,500,000 7,663,949 2.6%
Ajman Senior Sukuk Ltd
1
5.125% due 04/30/2030 5,000,000 5,075,743 1.7%
Al Rajhi Sukuk
1
6.375% due 11/16/2049 9,000,000 9,200,727 3.1%
Alpha Star HO IX Ltd
1
7.000% due 08/26/2028 3,500,000 3,593,898 1.2%
Banque Saudi Fransi
1
4.750% due 05/31/2028 4,000,000 4,027,184 1.4%
Boubyan Sukuk Ltd
1
3.389% due 03/29/2027 4,600,000 4,566,466 1.5%
Boubyan Tier 1 Sukuk Ltd
1
3.950% due 04/01/2049 7,350,000 7,253,568 2.4%
BSF Sukuk Co Ltd
1
5.375% due 01/21/2030 3,500,000 3,619,797 1.2%
DIB Tier 1 Sukuk 4
1
4.625% due 05/19/2049 5,250,000 5,238,555 1.8%
Dubai Islamic Bank
1
5.493% due 11/30/2027 5,000,000 5,113,960 1.7%
Dukhan Tier 1 Sukuk
1
3.950% due 07/14/2049 1,100,000 1,091,926 0.4%
EI Sukuk Co Ltd
1
5.431% due 05/28/2029 3,000,000 3,091,721 1.0%
Emirates REIT Sukuk III
1
7.500% due 12/12/2028 6,500,000 6,612,169 2.2%
Khazanah Global Sukuk
1
4.687% due 06/01/2028 5,000,000 5,081,488 1.7%
Kuwait Financial Bank Tier 1
1,2
3.600% due PERP 10,000,000 9,918,900 3.3%
MAF SUKUK
1
5.000% due 06/01/2033 2,000,000 2,031,548 0.7%
National Commercial Bank Tier 1
1,2
3.500% due PERP 5,550,000 5,502,825 1.8%
Omniyat Sukuk 1 Ltd
1
8.375% due 05/06/2028 3,000,000 3,085,641 1.0%
QIIB Senior ORYX Ltd
1
5.247% due 01/24/2029 1,500,000 1,539,930 0.5%
SAIB Tier 1 Sukuk Ltd
1
6.375% due 11/27/2049 9,000,000 9,103,588 3.0%
Sharjah
1
3.854% due 04/03/2026 1,200,000 1,199,217 0.4%
SIB Sukuk Co III Ltd
1
5.200% due 02/26/2030 2,280,000 2,331,013 0.8%
SIB Tier 1 Sukuk
1
6.125% due 06/04/2050 5,000,000 5,079,695 1.7%
WARBA Tier 1 Sukuk 2 Ltd
1
4.000% due 11/29/2071 1,550,000 1,526,818 0.5%
123,464,640 41.2%
Fixed Income
Hazine Mustesarligi Varl
1
8.509% due 01/14/2029 1,000,000 1,088,289 0.4%
Sharjah Sukuk Program
1
3.234% due 10/23/2029 710,000 674,587 0.2%
1,762,876 0.6%
Government
Perusahaan Penerbit SBSN
1
5.600% due 11/15/2033 1,000,000 1,053,750 0.3%
Sharjah Sukuk Program
1
3.200% due 07/13/2031 500,000 461,122 0.2%
1,514,872 0.5%
Industrials
DP World Crescent Ltd
1
5.500% due 09/13/2033 6,000,000 6,223,344 2.1%
DP World Crescent

3.750% due 01/30/2030 5,000,000 4,853,350 1.6%

Consolidated Schedule of Investments
As of February 28, 2026
Amana Participation Fund
8
February 28, 2026
Part F
Continued on next page.
Corporate Sukuk - 79.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Industrials (continued)
EDO Sukuk Ltd 5.875
1
5.875% due 09/21/2033 $ 2,000,000 $ 2,120,172 0.7%
Ma'aden Sukuk Ltd
1
5.250% due 02/13/2030 4,790,000 4,920,244 1.7%
Ma'aden Sukuk Ltd
1
5.500% due 02/13/2035 1,500,000 1,547,237 0.5%
Mazoon Assets Co SAOC
1
5.500% due 02/14/2029 2,140,000 2,190,187 0.7%
21,854,534 7.3%
Materials
Equate Sukuk SPC Ltd
1
5.000% due 09/05/2031 10,000,000 10,187,190 3.4%
Real Estate
Aldar
1
3.875% due 10/22/2029 6,000,000 5,888,429 2.0%
Alpha Star Holding
1
8.375% due 04/12/2027 6,550,000 6,738,083 2.2%
Dar Al-Arkan Sukuk Co Lt
1
8.000% due 02/25/2029 7,000,000 7,320,635 2.4%
EMAAR
1
3.700% due 07/06/2031 6,000,000 5,859,828 2.0%
Majid Al Futtaim
1
4.638% due 05/14/2029 6,650,000 6,682,585 2.2%
32,489,560 10.8%
Telecommunication Services
Otel Sukuk LTD
1
5.375% due 01/24/2031 2,184,000 2,233,188 0.8%
Utilities
National Central Cooling
1
5.279% due 03/05/2030 7,500,000 7,700,071 2.6%
Saudi Electricity Global
1
5.500% due 04/08/2044 2,400,000 2,414,239 0.8%
Saudi Electricity Global
1
5.684% due 04/11/2053 2,500,000 2,512,658 0.8%
TNB Global Ventures Cap
1
3.244% due 10/19/2026 1,140,000 1,134,822 0.4%
TNB Global Ventures
1
4.851% due 11/01/2028 6,300,000 6,439,496 2.1%
20,201,286 6.7%
Total Corporate Sukuk (Cost $237,311,543) $238,992,293 79.7%
Government Sukuk - 10.3% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Energy
EDO Sukuk Ltd
1
5.662% due 07/03/2031 9,000,000 9,397,395 3.1%
Government
Hazine Mustesarligi Varl
1
6.500% due 04/26/2030 8,500,000 8,797,539 3.0%
Kingdom of Saudi Arabia
1
4.303% due 01/19/2029 1,200,000 1,205,954 0.4%
Oman Sovereign Sukuk
1
4.875% due 06/15/2030 5,150,000 5,248,718 1.8%
Perusahaan Penerbit SBSN
1
4.450% due 02/20/2029 3,050,000 3,076,688 1.0%
Perusahaan Penerbit SBSN
1
3.550% due 06/09/2051 4,280,000 3,086,950 1.0%
21,415,849 7.2%
Total Government Sukuk (Cost $30,604,230) $30,813,244 10.3%
Bank Time Deposits - 5.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits
Bank ABC 3.670% due 03/06/2026 1,500,000 1,500,000 0.5%
Bank ABC 3.730% due 04/06/2026 1,500,000 1,500,000 0.5%
Bank ABC 3.800% due 04/08/2026 2,000,000 2,000,000 0.7%
Bank ABC 3.810% due 05/06/2026 1,500,000 1,500,000 0.5%
Kuwait Finance House 4.030% due 03/11/2026 2,000,000 2,000,000 0.6%
Kuwait Finance House 3.800% due 04/13/2026 1,500,000 1,500,000 0.5%
Kuwait Finance House 3.950% due 04/14/2026 2,000,000 2,000,000 0.7%

Consolidated Schedule of Investments
As of February 28, 2026
Amana Participation Fund
February 28, 2026
Part F
9
Bank Time Deposits - 5.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits (continued)
Kuwait Finance House 3.850% due 05/13/2026 $ 1,500,000 $ 1,500,000 0.5%
Kuwait Finance House 4.000% due 08/13/2026 1,500,000 1,500,000 0.5%
Total Bank Time Deposits (Cost $15,000,000) $15,000,000 5.0%
Total investments (Cost $282,915,773) $284,805,537 95.0%
Other assets (net of liabilities) 15,006,257 5.0%
Total net assets $299,811,793 100.0%
1
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
February 28, 2026, the aggregate value of these securities was $269,805,537 representing 90.0% of total net assets.

Variable rate security. The interest rate represents the rate in effect at February 28, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.

Notes To Financial Statements

February 28, 2026
Part F
Note 1 – Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust organized on July 26,
1984, pursuant to a reorganization on July 19, 2013.
Note 2 – Significant Accounting Policies
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Bank time deposits are accounted for on cost basis, which
approximates market value. Bank time deposits will be categorized as Fair Value Level 2.
Fair Value Measurements Disclosure:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28,
2026 , in valuing the Funds’ investments carried at fair value:
Share Valuation Inputs as of February 28, 2026
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $92,067,120 $– $– $92,067,120
Consumer Staples $148,565,745 $22,342,585 $– $170,908,330
Health Care $459,521,367 $– $– $459,521,367
Industrials $553,534,600 $26,406,975 $– $579,941,575
Materials $120,370,100 $– $– $120,370,100
Technology $618,641,270 $42,430,441 $– $661,071,711
Total Common Stock $1,992,700,202 $91,180,001 $– $2,083,880,203
Total Assets $ 1,992,700,202 $91,180,001 $– $2,083,880,203

Notes To Financial Statements
(continued)
February 28, 2026
Part F
11
Growth Fund
Common Stock
Communications $419,317,200 $– $– $419,317,200
Consumer Discretionary $441,960,200 $– $– $441,960,200
Consumer Staples $122,822,518 $– $– $122,822,518
Health Care $819,629,667 $124,489,068 $– $944,118,735
Industrials $750,310,771 $270,239,465 $– $1,020,550,236
Technology $2,682,001,772 $292,679,555 $– $2,974,681,327
Total Common Stock $5,236,042,128 $687,408,088 $– $5,923,450,216
Total Assets $5,236,042,128 $687,408,088 $– $5,923,450,216
Developing World Fund
Common Stock
Communications $2,552,400 $4,901,608 $– $7,454,008
Consumer Discretionary $– $2,895,121 $– $2,895,121
Consumer Staples $5,785,245 $22,938,380 $– $28,723,625
Financials $– $5,887,589 $– $5,887,589
Health Care $– $14,430,330 $– $14,430,330
Industrials $– $7,411,163 $– $7,411,163
Materials $35,357,732 $10,986,912 $– $46,344,644
Technology $36,759,115 $28,471,145 $– $65,230,260
Utilities $– $5,292,306 $– $5,292,306
Total Common Stock $80,454,492 $ 103,214,554 $– $183,669,046
Total Assets $80,454,492 $103,214,554 $– $183,669,046
Participation Fund
Bank Time Deposits
1
$– $15,000,000 $– $15,000,000
Corporate Sukuk
1
$– $238,992,293 $– $238,992,293
Government Sukuk
1
$– $30,813,244 $– $30,813,244
Total Assets $– $284,805,537 $– $284,805,537
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)